Offerings	Apr. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 431,669.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 59.61
Offering Note	Calculated as the incremental purchase price for Shares based upon the net asset value per Share as of February 28, 2026, of $18.54, above the initial maximum purchase price of $86,964,354.36 in connection with the filing of the Schedule TO-I by Carlyle Credit Solutions, Inc. on March 23, 2026. This amount is based upon the offer to purchase an incremental 23,283 Shares.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 86,964,354.36
Amount of Registration Fee	$ 12,009.78
Offering Note	Calculated as the aggregate maximum purchase price for shares of common stock, par value $0.01 per share, of Carlyle Credit Solutions, Inc. ("Shares"), based upon the net asset value per Share as of February 28, 2026, of $18.54. This amount is based upon the offer to purchase up to 4,690,634 Shares.